Financial Instruments	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Financial Instruments

Note 21. Financial Instruments

Fair Value of Financial Instruments

The Company’s financial assets and liabilities that are measured at fair value are based on level 2 applying the income approach method, which estimates the fair value based on expected cash flows discounted to net present value. The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2020 and 2019:

	December 31, 2020		December 31, 2019
	Level 1	Level 2	Level 1	Level 2
Financial instrument (current asset)	488	85	91	917
Financial instrument (non-current asset)	3,002	31,069	2,880	21,570
Financial instrument (current liability)	83	1,045	47	801
Financial instrument (non-current liability)	—	3,743	—	1,672

21.1 Total debt

The fair value of bank loans is calculated based on the discounted value of contractual cash flows whereby the discount rate is estimated using rates currently offered for debt of similar amounts and maturities, which is considered to be level 2 in the fair value hierarchy. The fair value of the Company’s publicly traded debt is based on quoted market prices as of December 31, 2020 and 2019, which is considered to be level 1 in the fair value hierarchy.

	2020		2019
Carrying value	Ps.	188,665	Ps.	117,951
Fair value		208,134		124,038

21.2 Interest rate swaps

The Company uses interest rate swaps to offset the interest rate risk associated with its borrowings, pursuant to which it pays amounts based on a fixed rate and receives amounts based on a floating rate. These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value. The fair value is estimated using formal technical models. The valuation method involves discounting to present value the expected cash flows of interest, calculated from the rate curve of the cash flow currency, and expresses the net result in the reporting currency. Changes in fair value are recorded in cumulative other comprehensive income, net of taxes until such time as the hedged amount is recorded in the consolidated income statements.

At December 31, 2020, the Company has the following outstanding interest rate swap agreements:

	Notional		Fair Value Liability	Fair Value Asset
Maturity Date	Amount		December 31, 2020	December 31, 2020
2021	Ps.	449	Ps. (6)	Ps.	—
2022		458	(16)		—
2023		12,918	(492)		—
2024		2,294	(126)		—

At December 31, 2019, the Company has the following outstanding interest rate swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2019		December 31, 2019
2020	Ps.	4,365	Ps.	(142)	Ps.	—
2021		405		(24)		—
2022		414		(20)		—
2023		12,770		(79)		245
2024		3		—		—

The net effect of expired contracts treated as hedges are recognized as interest expense within the consolidated income statements.

21.3 Forward agreements to purchase foreign currency

The Company has entered into forward agreements to reduce its exposure to the risk of exchange rate fluctuations between the Mexican peso and other currencies. Foreign exchange forward contracts measured at fair value are designated hedging instruments in cash flow hedges of forecast inflows in euros and forecast purchases of raw materials in U.S. dollars. These forecast transactions are highly probable.

These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. The price agreed in the instrument is compared to the current price of the market forward currency and is discounted to present value of the rate curve of the relevant currency. Changes in the fair value of these forwards are recorded as part of cumulative other comprehensive income, net of taxes. Net gain/loss on expired contracts is recognized as part of cost of goods sold when the raw material is included in sale transactions, and as a part of foreign exchange when the inflow in euros are received.

At December 31, 2020, the Company had the following outstanding forward agreements to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2020		December 31, 2020
2021	Ps.	9,042	Ps.	(1,040)	Ps.	4
2022		66		(41)		—
2023		23		(2)		—
2024		2		—		—

At December 31, 2019, the Company had the following outstanding forward agreements to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2019		December 31, 2019
2020	Ps.	8,447	Ps.	(292)	Ps.	34
2021		215		—		27
2022		52		—		5

21.4 Options to purchase foreign currency

The Company has executed call option and collar strategies to reduce its exposure to the risk of exchange rate fluctuations. A call option is an instrument that limits the loss in case of foreign currency depreciation. A collar is a strategy that combines call and put options, limiting the exposure to the risk of exchange rate fluctuations in a similar way as a forward agreement.

These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. Changes in the fair value of these options, corresponding to the intrinsic value, are initially recorded as part of “cumulative other comprehensive income”. Changes in the fair value, corresponding to the extrinsic value, are recorded in the consolidated income statements under the caption “market value gain/ (loss) on financial instruments,” as part of the consolidated net income. Net gain/(loss) on expired contracts including the net premium paid, is recognized as part of cost of goods sold when the hedged item is recorded in the consolidated income statements.

At December 31, 2019, the Company paid a net premium of Ps. 43 million for the following outstanding collar options to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2019		December 31, 2019
2020	Ps.	107	Ps.	—	Ps.	2

21.5 Cross-currency swaps

The Company has contracted for a number of cross-currency swaps to reduce the risks of exchange rate and interest rate fluctuations associated with its borrowings denominated in U.S. dollars and other foreign currencies. Cross-currency swaps contracts are designated as hedging instruments through which the Company changes the debt profile to its functional currency to reduce exchange exposure.

These instruments are recognized in the consolidated statement of financial position at their estimated fair value which is estimated using formal technical models. The valuation method involves discounting to present value the expected cash flows of interest, calculated from the rate curve of the cash foreign currency, and expresses the net result in the reporting currency. These contracts are designated as financial instruments at fair value through profit or loss. The fair values changes related to those cross-currency swaps are recorded under the caption “market value gain (loss) on financial instruments,” net of changes related to the long-term liability, within the consolidated income statements.

The Company has cross-currency contracts designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value. Changes in fair value are recorded in cumulative other comprehensive income, net of taxes until such time as the hedge amount is recorded in the consolidated income statement.

At December 31, 2020, the Company had the following outstanding cross – currency swap agreements:

	Notional		Fair Value Liability	Fair Value Asset
Maturity Date	Amount		December 31, 2020	December 31, 2020
2021	Ps.	4,575	Ps. (5)	Ps.	169
2022		376	—		23
2023		24,103	—		10,808
2024		1,577	(9)		264
2025		10,750	(2,481)		—
2027		6,982	(464)		80
2029		1,519	—		122
2030		3,790	(107)		192
2043		8,869	—		2,706

At December 31, 2019, the Company had the following outstanding cross – currency swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2019		December 31, 2019
2020	Ps.	17,252	Ps.	(307)	Ps.	883
2021		702		—		49
2022		375		—		3
2023		23,466		(594)		7,122
2024		1,788		(53)		—
2026		772		(63)		—
2027		6,596		(843)		—
2029		1,371		—		121
2043		8,869		—		576

21.6 Commodity price contracts

The Company has entered into various commodity price contracts to reduce its exposure to the risk of fluctuation in the costs of certain raw material. The fair value is estimated based on the market valuations to terminate the contracts at the end of the period. These instruments are designated as cash flow hedges and the changes in the fair value are recorded as part of “cumulative other comprehensive income.”

The fair value of expired commodity price contract was recorded in cost of goods sold where the hedged item was recorded also in cost of goods sold.

At December 31, 2020, Coca-Cola FEMSA had the following sugar price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2020		December 31, 2020
2021	Ps.	1,260	Ps.	(18)	Ps.	275
2022		366		—		70

At December 31, 2019, Coca-Cola FEMSA had the following sugar price contracts:

	Notional		Fair Value Asset
Maturity Date	Amount		December 31, 2019
2020	Ps.	1,554	Ps.	53
2021		98		15

At December 31, 2020, Coca-Cola FEMSA had the following aluminum price contracts:

			Fair Value Asset
	Notional		December 31,
Maturity Date	Amount		2020
2021	Ps.	695	Ps.	125
2022		99		17

At December 31, 2019, Coca-Cola FEMSA had the following aluminum price contracts:

			Fair Value Liability
	Notional		December 31,
Maturity Date	Amount		2019
2020	Ps.	394	Ps.	4

At December 31, 2020, Coca-Cola FEMSA had the following PX+MEG (resine) contracts:

			Fair Value Liability
	Notional		December 31,
Maturity Date	Amount		2020
2021	Ps.	729	Ps.	(65)

At December 31, 2019, Coca-Cola FEMSA had the following PX+MEG (resine) contracts:

			Fair Value Liability
	Notional		December 31,
Maturity Date	Amount		2019
2020	Ps.	320	Ps.	(28)

21.7 Treasury Lock contracts

The Company has contracted a number of treasury locks to reduce its exposure to interest rate fluctuations associated with its USD debt. These treasury locks, are designated as cash flow hedges and the interest rate variation is recorded in the consolidated balance sheet as “cumulative other comprehensive income.”

At December 31, 2019, the Company had the following outstanding treasury locks agreements:

			Fair Value Liability		Fair Value Asset
	Notional		December 31,		December 31,
Maturity Date	Amount		2020		2020
2020	Ps.	10,365	Ps.	—	Ps.	102

21.8 Option embedded in the Promissory Note to fund the Vonpar’s acquisition

On December 6, 2016, as part of the purchase price paid for the Coca-Cola FEMSA’s acquisition of Vonpar, Spal issued and delivered a three-year promissory note to the sellers, for a total amount of 1,166 million Brazilian reais which was partially offset on November 14, 2018, as a result of the occurrence of certain contingencies for which the sellers agreed to indemnify Coca-Cola FEMSA. The promissory note bears interest at an annual rate of 0.375% and was denominated and payable in Brazilian reais,but linked to the performance of the exchange rate between the Brazilian real and the U.S. dollar. On December 6, 2019 the promissory note matured and was paid in full in cash for the outstanding amount of 1,002 million Brazilian reais, which was at the time equivalent to US $236 million (Ps. 4,670 million as of December 31, 2019).

21.9  Disposal of Estrella Azul

On September 30, 2020, Coca-Cola FEMSA announced that its joint venture with The Coca-Cola Company (Compañía Panameña de Bebidas, S.A.P.I. de C.V.) successfully sold 100% of its stock interest in Estrella Azul, a dairy products company in Panama. As part of the transaction, the company agreed with the buyer that we could receive payments in the future if the business of Estrella Azul achieves certain volume and EBITDA targets during the 2022-2027 period. The Company estimated the amount of the payments to be received based on the forecasts of the business (level 3 inputs) and calculated their net present value. As of December 31, 2020, the financial asset recognized in the consolidated statement of financial position has a total value of Ps. 8.

21.10 Net effects of expired contracts that met hedging criteria

	Impact in Consolidated
	Income Statement	2020		2019		2018
Cross currency swaps (1)	Interest expense	Ps.	(109)	Ps.	199	Ps.	157
Cross currency swaps (1)	Foreign exchange		1,212		480		642
Interest rate swaps	Interest expense		(163)		515		—
Forward agreements to purchase foreign currency	Foreign exchange		(167)		(116)		(87)
Commodity price contracts	Cost of goods sold		(129)		(391)		(258)
Options to purchase foreign currency	Cost of goods sold		8		(63)		(8)
Forward agreements to purchase foreign currency	Cost of goods sold		839		(163)		240
Treasury locks	Interest expense		153		—		—
(1)	This amount corresponds to the settlement of cross currency swaps portfolio in Brazil presented as part of the other financial activities.

21.11 Net effect of changes in fair value of derivative financial instruments that did not meet the hedging criteria for accounting purposes.

	Impact in Consolidated
Derivative	Income Statement	2020		2019		2018
Forward agreements to purchase foreign currency	Market value gain (loss) on financial statements	Ps.	—	Ps.	4	Ps.	(12)
Cross currency swaps	Market value (loss) on financial statements		(212)		(293)		(116)

21.12 Net effect of expired contracts that did not meet the criteria for hedge accounting purposes

	Impact in Consolidated
Type of Derivatives	Income Statement	2020		2019		2018
Cross-currency swaps	Market value loss on financial instruments	Ps.	(212)	Ps.	(293)	Ps.	(186)
Embedded derivatives	Market value gain on financial instruments		—		4		—

21.13 Risk management

The Company has exposure to the following financial risks:

•	Market risk;
•	Interest rate risk;
•	Liquidity risk; and
•	Credit risk.

The Company determines the existence of an economic relationship between the hedging instruments and the hedged item based on the currency, amount and timing of their respective cash flows. The Company evaluates whether the derivative designated in each hedging relationship is expected to be effective and that it has been effective to offset changes in the cash flows of the hedged item using the hypothetical derivative method.

In these hedging relationships, the main sources of inefficiency are:

•	The effect of the credit risk of the counterparty and the Company on the fair value of foreign currency forward contracts; and
•	Changes in the periodicity of covered.

21.13.1 Market risk

Market risk is the risk that the fair value of future cash flow of a financial instrument will fluctuate because of changes in market prices. Market prices include currency risk and commodity price risk.

The Company’s activities expose it primarily to the financial risks of changes in foreign currency exchange rates and commodity prices. The Company enters into a variety of derivative financial instruments to manage its exposure to foreign currency risk, and commodity prices risk including:

•	Forward agreements to purchase foreign currency in order to reduce its exposure to the risk of exchange rate fluctuations.
•	Cross-currency swaps in order to reduce its exposure to the risk of exchange rate fluctuations.
•	Commodity price contracts in order to reduce its exposure to the risk of fluctuation in the costs of certain raw materials.

The Company tracks the fair value (mark to market) of its derivative financial instruments and its possible changes using scenario analyses.

The following disclosures provide a sensitivity analysis of the market risks management considered to be reasonably possible at the end of the reporting period based on a stress test of the exchange rates according to an annualized volatility estimated with historic prices obtained for the underlying asset over a period of time, in the cases of derivative financial instruments related to foreign currency risk, which the Company is exposed to as it relates to in its existing hedging strategy:

	Change in
Foreign Currency Risk	Exchange Rate	Effect on Equity
2020
FEMSA (1)	+19% MXN/EUR	Ps.	327
	‑19% MXN/EUR		(327)
	+21% BRL/USD		240
	‑21% BRL/USD		(240)
Coca-Cola FEMSA	+19% MXN/USD		884
	‑19% MXN/USD		(884)
	+21% BRL/USD		357
	‑21% BRL/USD		(357)
	+9% UYU/USD		21
	‑9% UYU/USD		(21)
	+16% COP/USD		142
	‑16% COP/USD		(142)
	+2% ARS/USD		2
	‑2% ARS/USD		(2)

2019
FEMSA (1)	+9% MXN/EUR	Ps.	57
	‑9% MXN/EUR		(57)
	+13% BRL/USD		202
	‑13% BRL/USD		(202)
Coca-Cola FEMSA	+9% MXN/USD		739
	‑9% MXN/USD		(739)
	+13% BRL/USD		155
	‑13% BRL/USD		(155)
	+5% UYU/USD		23
	‑5% UYU/USD		(23)
	+10% COP/USD		54
	‑10% COP/USD		(54)
	+25% ARS/USD		88
	‑25% ARS/USD		(88)

2018
FEMSA (1)	+12 MXN/EUR	Ps.	116
	‑12% MXN/EUR		(116)
Coca-Cola FEMSA	+13% MXN/USD		668
	‑13% MXN/USD		(668)
	+16% BRL/USD		413
	‑16% BRL/USD		(413)
	+8% UYU/USD		46
	‑8% UYU/USD		(46)
	+12% COP/USD		2
	‑12% COP/USD		(2)
	+27% ARS/USD		522
	‑27% ARS/USD		(522)
(1)	Does not include Coca-Cola FEMSA.

	Change in
Cross Currency Swaps (1) (2)	Exchange Rate	Effect on Equity		Effect on Profit or Loss
2020
FEMSA (3)	+13% CLP/USD	Ps.	—	Ps.	717
	‑13% CLP/USD		—		(717)
	+19% MXN/USD		—		6,381
	‑19% MXN/USD		—		(6,381)
	+16% COP/USD		—		426
	‑16% COP/USD		—		(426)
	+19% MXN/BRL		—		238
	‑19% MXN/BRL		—		(238)
Coca-Cola FEMSA	+19% MXN/USD		5,507		—
	‑19% MXN/USD		(5,507)		—
	+21% BRL/USD		2,161		—
	‑21% BRL/USD		(2,161)		—

2019
FEMSA (3)	+11% CLP/USD	Ps.	—	Ps.	546
	‑11% CLP/USD		—		(546)
	+9% MXN/USD		—		1,805
	‑9% MXN/USD		—		(1,805)
	+10% COP/USD		—		286
	‑10% COP/USD		—		(286)
	+13% MXN/BRL		—		177
	‑13% MXN/BRL		—		(177)
Coca-Cola FEMSA	+9% MXN/USD		2,315		—
	‑9% MXN/USD		(2,315)		—
	+13% BRL/USD		645		—
	‑13% BRL/USD		(645)		—

2018
FEMSA (3)	+10% CLP/USD	Ps.	—	Ps.	368
	‑10% CLP/USD		—		(368)
	+13% MXN/USD		—		2,706
	‑13% MXN/USD		—		(2,706)
	+12% COP/USD		—		283
	‑12% COP/USD		—		(283)
	+15% MXN/BRL		—		27
	‑15% MXN/BRL		—		(27)
Coca-Cola FEMSA	+13% MXN/USD		3,130		—
	‑13% MXN/USD		(3,130)		—
	+16% BRL/USD		9,068		—
	‑16% BRL/USD		(9,068)		—
(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Includes the sensitivity analysis effects of all derivative financial instruments related to foreign exchange risk.
(3)	Does not include Coca-Cola FEMSA.

	Change in
Net Cash in Foreign Currency (1)	Exchange Rate	Effect on Profit or Loss
2020
FEMSA (2)	+18% EUR/ +19 % USD	Ps.	8,827
	‑18% EUR/ -19 % USD		(8,827)
Coca-Cola FEMSA	+18% USD		5,755
	‑18% USD		(5,755)

2019
FEMSA (2)	+9% EUR/ +9 % USD	Ps.	3,833
	‑9% EUR/ -9 % USD		(3,833)
Coca-Cola FEMSA	+8% USD		940
	‑8% USD		(940)

2018
FEMSA (2)	+12% EUR/ +13 % USD	Ps.	8,596
	‑12% EUR/ -13 % USD		(8,596)
Coca-Cola FEMSA	+13% USD		1,868
	‑13% USD		(1,868)
(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Does not include Coca-Cola FEMSA.

	Change in
Commodity Price Contracts (1)	U.S.$ Rate	Effect on Equity
2020
Coca-Cola FEMSA	Sugar - 32%	Ps.	(515)
	Aluminum - 16%	Ps.	(289)

2019
Coca-Cola FEMSA	Sugar - 24%	Ps.	(255)
	Aluminum - 15%	Ps.	(1,164)

2018
Coca-Cola FEMSA	Sugar - 30%	Ps.	(341)
	Aluminum - 22%	Ps.	(55)
(1)	Effects on commodity price contracts are only in Coca-Cola FEMSA.

21.13.2 Interest rate risk

Interest rate risk is the risk that the fair value or future cash flow of a financial instrument will fluctuate because of changes in market interest rates.

The Company is exposed to interest rate risk because it and its subsidiaries borrow funds at both fixed and variable interest rates. The risk is managed by the Company by maintaining an appropriate mix between fixed and variable rate borrowings, and by the use of the different derivative financial instruments. Hedging activities are evaluated regularly to align with interest rate views and defined risk appetite, ensuring the most cost-effective hedging strategies are applied.

The following disclosures provide a sensitivity analysis of the interest rate risks management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings, which it considers in its existing hedging strategy:

	Change in
Interest Rate Swap (1)	Bps.	Effect on Equity
2020
FEMSA (2)	(100 Bps.)	Ps.	(354)

2019
FEMSA (2)	(100 Bps.)	Ps.	(432)
Coca-Cola FEMSA	(100 Bps.)		(37)

2018
FEMSA (2)	(100 Bps.)	Ps.	(359)
Coca-Cola FEMSA	(100 Bps.)		(1,976)
(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Does not include Coca-Cola FEMSA.

Interest Effect of Unhedged Portion Bank Loans	2020		2019		2018
Change in interest rate		+100 Bps.		+100 Bps.		+100 Bps.
Effect on profit loss	Ps.	(110)	Ps.	(50)	Ps.	(145)

21.13.3 Liquidity risk

Each of the Company’s sub-holding companies generally finances its operational and capital requirements on an independent basis. As of December 31, 2020 and 2019,  50.2% and 64.3%, respectively of the Company’s outstanding consolidated total indebtedness was at the level of its sub-holding companies. This structure is attributable, in part, to the inclusion of third parties in the capital structure of Coca-Cola FEMSA. Currently, the Company’s management expects to continue financing its operations and capital requirements when it is considering domestic funding at the level of its sub-holding companies, otherwise; it is generally more convenient that its foreign operations would be financed directly through the Company because of more favourable terms of its financing market conditions. Nonetheless, sub-holdings companies may decide to incur indebtedness in the future to finance their own operations and capital requirements of the Company’s subsidiaries or significant acquisitions, investments or capital expenditures. As a holding company, the Company depends on dividends and other distributions from its subsidiaries to service the Company’s indebtedness.

The Company’s principal source of liquidity has generally been cash generated from its operations. The Company has traditionally been able to rely on cash generated from operations because a significant majority of the sales of Coca-Cola FEMSA and FEMSA Comercio –  Proximity, FEMSA Comercio –  Health and FEMSA Comercio –  Fuel Divisions are on a cash or short-term credit basis, and FEMSA Comercio’s OXXO stores are able to finance a significant portion of their initial and ongoing inventories with supplier credit. The Company’s principal use of cash has generally been for capital expenditure programs, acquisitions, debt repayment and dividend payments.

Ultimate responsibility for liquidity risk management rests with the Company’s board of directors, which has established an appropriate liquidity risk management framework for the management of the Company’s short-, medium- and long-term funding and liquidity requirements. The Company manages liquidity risk by maintaining adequate cash reserves and continuously monitoring forecast and actual cash flows, and with a low concentration of maturities per year.

The Company has access to credit from national and international banking institutions in order to meet treasury needs. The Company has the highest rating for Mexican companies (AAA) given by independent rating agencies, allowing the Company to evaluate capital markets in case it needs resources.

As part of the Company’s financing policy, management expects to continue financing its liquidity needs with cash from operations. Nonetheless, as a result of regulations in certain countries in which the Company operates, it may not be beneficial practicable to remit cash generated in local operations to fund cash requirements in other countries. In the event that cash from operations in these countries is not sufficient to fund future working capital requirements and capital expenditures, management may decide, or be required, to fund cash requirements in these countries through local borrowings rather than remitting funds from another country. In the future the Company’s management may finance its working capital and capital expenditure needs with short-term or other borrowings.

The Company’s management continuously evaluates opportunities to pursue acquisitions or engage in joint ventures or other transactions. We would expect to finance any significant future transactions with a combination of cash from operations, long-term indebtedness and capital stock.

The Company’s sub-holding companies generally incur short-term indebtedness in the event that they are temporarily unable to finance operations or meet any capital requirements with cash from operations. A significant decline in the business of any of the Company’s sub-holding companies may affect the sub-holding company’s ability to fund its capital requirements. A significant and prolonged deterioration in the economies in which we operate or in the Company’s businesses may affect the Company’s ability to obtain short-term and long-term credit or to refinance existing indebtedness on terms satisfactory to the Company’s management.

The Company presents the maturity dates associated with its long-term financial liabilities as of December 31, 2020, see Note 19. The Company generally makes payments associated with its long-term financial liabilities with cash generated from its operations.

The following table reflects all contractually fixed pay-offs for settlement, repayments and interest resulting from recognized financial liabilities. It includes expected net cash outflows from derivative financial liabilities that are in place as of December 31, 2020. Such expected net cash outflows are determined based on each particular settlement date of an instrument. The amounts disclosed are undiscounted net cash outflows for the respective upcoming fiscal years, based on the earliest date on which the Company could be required to pay. Cash outflows for financial liabilities (including interest) without fixed amount or timing are based on economic conditions (like interest rates and foreign exchange rates) existing at December 31, 2020.

											2026 and
	2021		2022		2023		2024		2025		thereafter
Non-derivative financial liabilities:
Notes and bonds	Ps.	5,646	Ps.	4,981	Ps.	45,553	Ps.	2,746	Ps.	4,306	Ps.	191,771
Loans from Banks		6,605		1,310		558		2,825		3,772		5,640
IFRS 16 lease obligation		89		53		38		31		24		—
Derivative financial liabilities		1,621		1,472		(3,700)		1,185		2,546		(10,457)

The Company generally makes payments associated with its non-current financial liabilities with cash generated from its operations.

21.13.4 Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company has adopted a policy of only dealing with creditworthy counterparties, where appropriate, as a means of mitigating the risk of financial loss from defaults. The Company only transacts with entities that are rated the equivalent of investment grade and above. This information is supplied by independent rating agencies where available and, if not available, the Company uses other publicly available financial information and its own trading records to rate its major customers. The Company’s exposure and the credit ratings of its counterparties are continuously monitored, and the aggregate value of transactions concluded is spread amongst approved counterparties. Credit exposure is controlled by counterparty limits that are reviewed and approved by the risk management committee.

The Company has a high receivable turnover; hence management believes credit risk is minimal due to the nature of its businesses, which have a large portion of their sales settled in cash. The Company’s maximum exposure to credit risk for the components of the statement of financial position at December 31, 2020 and 2019 is the carrying amounts, see Note 7.

The Company manages the credit risk related to its derivative portfolio by only entering into transactions with reputable and credit-worthy counterparties as well as by maintaining in some cases a Credit Support Annex (“CSA”) that establishes margin requirements, which could change upon changes to the credit ratings given to the Company by independent rating agencies. As of December 31, 2020, the Company concluded that the maximum exposure to credit risk related with derivative financial instruments is not significant given the high credit rating of its counterparties.

21.14 Cash flows hedges

The Company determines the existence of an economic relationship between the hedging instruments and the hedged item based on the currency, amount and timing of their respective cash flows. The Company evaluates whether the derivative designated in each hedging relationship is expected to be effective and that it has been effective to offset changes in the cash flows of the hedged item using the hypothetical derivative method.

In these hedging relationships, the main sources of inefficiency are:

• The effect of the credit risk of the counterparty and the Company on the fair value of foreign currency forward contracts, which is not reflected in the change in the fair value of the hedged cash flows; and

• Changes in the period hedges.

As of December 31, 2020, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates as follows:

	Maturity
	1‑6 months	6‑12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	2,887	1,892	2
Average exchange rate MXN/USD	23.26	23.46	20.01
Net exposure	910	601	43
Average exchange rate BRL/USD	5.33	5.20	4.53
Net exposure	511	212	—
Average exchange rate COP/USD	3,750	3,740	—
Net exposure	96	—	—
Average exchange rate ARS/USD	92.97	—	—
Net exposure	225	58	—
Average exchange rate URY/USD	45.92	45.69	—
Foreign exchange currency swap contracts
Net exposure	—	—	44,107
Average exchange rate MXN/USD	—	—	14.70
Net exposure	58	—	9,652
Average exchange rate BRL/USD	5.15	—	4.00
Net exposure	—	71	981
Average exchange rate BRL/MXN	—	0.26	0.26
Net exposure	404	709	1,688
Average exchange rate COP/USD	3,454	2,992	3,296
Net exposure	—	3,333	1,519
Average exchange rate CLP/USD	—	696.02	677.00
Interest rate risk
Interest rate swaps
Net exposure	—	—	11,403
Interest rate average MXN	—	—	7.17%
Net exposure	—	—	4,716
Interest rate average CLP	—	—	4.95%
Commodities risk
Aluminum	325	370	99
Average price (USD/Ton)	1,654	1,720	1,740
Sugar	869	391	365
Average price (USD cent/Lb)	12.13	11.87	12.17
PX+MEG	364	364	—
Average price (USD /Ton)	730	730	—

As of December 31, 2019, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates as follows:

	Maturity
	1‑6 months		6‑12 months		More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	Ps.	4,373	Ps.	2,086	Ps.	—
Average exchange rate MXN/USD		20.00		20.20		—
Net exposure		746		378		267
Average exchange rate BRL/USD		4.05		4.19		4.44
Net exposure		220		85		—
Average exchange rate COP/USD		3,491		3,460		—
Net exposure		137		—		—
Average exchange rate ARS/USD		79.23		—		—
Net exposure		335		87		—
Average exchange rate URY/USD		37.55		40.03		—
Foreign exchange currency option contracts
Net exposure		107		—		—
Average exchange rate COP/USD		3,252		—		—
Foreign exchange currency swap contracts
Net exposure		9,423		—		18,428
Average exchange rate MXN/USD		19.54		—		15.93
Net exposure		—		4,365		9,140
Average exchange rate BRL/USD		—		3.41		4.00
Net exposure		—		84		1,195
Average exchange rate BRL/MXN		—		0.21		0.21
Net exposure		—		—		2,403
Average exchange rate COP/USD		—		—		3,075
Net exposure		—		3,007		1,371
Average exchange rate CLP/USD		—		696.02		677.00
Interest rate risk
Interest rate swaps
Net exposure		—		4,365		—
Interest rate average BRL		—		8.34%		—%
Net exposure		—		—		11,403
Interest rate average MXN		—		—		7.17%
Net exposure		—		—		2,197
Interest rate average CLP		—%		—		6.26%
Commodities risk
Aluminum		276		118		—
Average price (USD/Ton)		1,796		1,812		—
Sugar		1,192		361		98
Average price (USD cent/Lb)		13.09		12.73		13.45
PX+MEG		160		160		—
Average price (USD /Ton)		848		848		—

As of December 31, 2020 and 2019, the Company does not have any cash flows hedge exposures.

As of December 31, 2020, a reconciliation per category of equity components and an analysis of OCI components, net of tax; generated by the cash flow hedges were as follows:

	Hedging		Costs of hedging
	reserve		reserve
Balances at beginning of the period	Ps.	431	Ps.	—
Cash flows hedges
Fair value changes:
Foreign exchange currency risk – Purchase of stock		82		—
Foreign exchange currency risk – Other stock		(626)		—
Interest rate risk		2,991		—
The amounts included in non-financial costs:
Taxes due to changes in reserves during the period		12		—
Balances at the end of the period	Ps.	2,890	Ps.	—

Impact of hedging on equity

Set out below is the reconciliation of each component of equity and the analysis of other comprehensive income:

	Foreign
	exchange		Foreign		Cross-currency		Interest		Treasury		Commodity		Total holders		Non-controlling
	forward contracts		currency option		swaps		rate swaps		Lock contracts		price contracts		of the parent		interest		Total
As at January 1, 2019	Ps.	53	Ps.	17	Ps.	1,296	Ps.	351	Ps.	—	Ps.	(136)	Ps.	1,065	Ps.	(120)	Ps.	945
Financial instruments – purchases		(244)		2		78		—		102		29		(33)		(71)		(104)
Change in fair value of financial instruments recognized in OCI		—		—		(77)		(416)		—		3		(490)		(1,101)		(1,591)
Amount reclassified from OCI to profit or loss		(68)		(26)		451		36		—		198		591		631		1,222
Foreign currency revaluation of the net foreign operations		—		—		(176)		—		—		—		(176)		(93)		(269)
Effects of changes in foreign exchange rates		—		—		30		9		—		3		42		22		64
Tax effect		103		7		—				(31)		(74)		(465)		195		(270)
As at December 31, 2019	Ps.	(156)	Ps.	—	Ps.	1,602	Ps.	(20)	Ps.	71	Ps.	23	Ps.	534	Ps.	(537)	Ps.	(3)
Financial instruments – purchases		(840)		2		(2,145)		—		—		351		(2,632)		(170)		(2,803)
Change in fair value of financial instruments recognized in OCI		(483)		—		6,922		(762)		—		9		5,686		1,425		7,387
Amount reclassified from OCI to profit or loss		277		(2)		2,461		129		(102)		(37)		2,726		943		3,670
Foreign currency revaluation of the net foreign operations		—		—		(3,588)		—		—		—		(3,588)		(1,893)		(3,588)
Effects of changes in foreign exchange rates		7		—		92		14		—		(8)		105		55		(1,846)
Tax effect		163		—		—				31		(108)		(977)		(106)		(1,246)
As at December 31, 2020	Ps.	(1,032)	Ps.	—	Ps.	5,344	Ps.	(639)	Ps.	—	Ps.	230	Ps.	1,854	Ps.	(283)	Ps.	1,571